Share Capital - Summary of Warrants Issued and Outstanding To Certain Employees and Director (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Warrants, Granted	0			535,446
Number of Warrants, Exercised	(795,022)		(214,178)	(321,268)
Number of Warrants, Outstanding, Ending Balance	5,150,206	6,061,561		214,178
Weighted average exercise price, Granted | (per share)	$ 0			$ 6.00
Weighted average exercise price, Exercised | (per share)	6.00		$ 6.00	6.00
Weighted average exercise price Outstanding, Ending Balance | (per share)	$ 6.00	$ 6.00		$ 6.00
Weighted Average Remaining Contractual Life (Yrs), Outstanding	2 months 26 days	8 months 19 days		1 year 7 months 28 days	2 years